Common Shares - Additional Information (Details) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 10, 2020 CNY (¥)	Apr. 10, 2020 USD ($)	Dec. 24, 2019 CNY (¥) shares	Aug. 06, 2019 shares	May 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Common shares
Total cash consideration | ¥							¥ 4,003,530
ADS
Common shares
Authorized amount to repurchase (in dollars) | $					$ 1.0
Repurchase of common share					450,337
Average stock price | $ / shares					$ 1.2631
Total cash consideration							¥ 4,000,000.0	$ 0.6
Shares used for settlement of vested share options and restricted shares vesting						957,186	749,253	749,253
Huanqiuyimeng
Common shares
Shares issued for acquisition				9,360,000					9,360,000	9,360,000
Private Placement
Common shares
Issuance of common shares upon private placement (in shares)			5,662,634
Proceeds from issuance of common stock	¥ 8,500,000	$ 1.2	¥ 10,000,000.0						¥ 61,700,000	$ 8.8